Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Disclosures [Abstract]
Schedule of Transactions with Related Parties During Financial Year	The Group had the following transactions with related parties during the financial year:
	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM
Related companies
- Project management fee income	-	-	29,105,000
- Rendering of information technology system	-	25,000,000	-
- Project management fee expenses&	-	(12,000,000)	(2,903,333)

Related parties
- Sale of goods	-	-	77,304,000
- Purchase of property, plant and equipment	-	(30,000,000)	-
- Renovation work expenses	-	(30,000)	(1,200,000)
- Rental paid*	(132,000)	(132,000)	(132,000)

&	For the year ended June 30, 2024, former fellow subsidiaries of ARB Berhad had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.

*	Office rental of RM 132,000 (June 30, 2024: RM 132,000) paid to VNH One Sdn. Bhd., a company whereby, the Chairman of the Board and Chief Executive Officer of the Group, Liew Kok Leong is a common director and shareholder of VNH One Sdn. Bhd. and the Group.